Investment in finance leases, net (Components of net investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 01, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Future minimum lease payments to be received, net	$ 1,275,379		$ 608,950
Estimated residual values of leased flight equipment	1,131,419		589,872
Less: Unearned income	(406,286)		(260,708)
Less: Allowance for credit losses (Note 26)	(71,292)		(59,663)
Net investment in finance leases	$ 1,929,220		$ 878,451
GE Capital Aviation Services
Lessee, Lease, Description [Line Items]
Investment in finance leases, net		$ 1,165,382